Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Convertible Notes Payable

The outstanding amounts of the April 2020 Note and June 2020 Note consist of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Principal amount of notes payable	$96,000	$-
Unamortized portion of note discounts	(82,254)
Accrued interest payable	1,649	-
	$15,395	$-

The 2018 Convertible Notes and 2019 Q1 Convertible Notes consist of the following at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Principal amount of notes payable	$190,000	$80,000
Discount associated with issuance of warrants net of amortization of $82,159 as of December 31, 2019 and $8,379 as of December 31, 2018	-	(27,968)
Accrued interest payable	17,976	401
	$207,976	$52,433

The remaining outstanding Original Convertible Notes (including those for which default notices have been received) consist of the following at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Principal amount of notes payable	$125,000	$125,000
Accrued interest payable	82,060	62,233
	$207,060	$187,233

Schedule of Convertible Notes Outstanding
Inception date	Maturity date	Original principal amount	Interest rate	Original aggregate DIC, OID, BCF, NW and CS	Cumulative amortization of DIC, OID, BCF, NW and CS	Principal remaining at June 30, 2020	Accrued Interest at June 30, 2020	Balance sheet carrying amount at June 30, 2020 inclusive of accrued interest
November 4, 2019	November 4, 2020	$170,000	10%	$170,000	$148,211	$30,500	$1,964	$10,675
May 17, 2019	May 17, 2020, extended to November 17, 2020	$50,000	10%	$50,000	$50,000	$-	$2,747	$2,747

	Total	$220,000		$220,000	$198,211	$30,500	$4,711	$13,422

Summary of Note Payable to Related Party

The 2018 Q4 Notes and 2019 Q1 Notes consist of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Principal amount of notes payable	$35,000	$190,000
Accrued interest payable	5,321	17,976
	$40,321	$207,976

Note payable to SY Corporation consists of the following at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Principal amount of note payable	$399,774	$399,774
Accrued interest payable	363,280	315,307
Foreign currency transaction adjustment	3,182	29,360
	$766,236	$744,441

Summary of Original Convertible Notes Outstanding

The remaining outstanding Original Convertible Notes (including that for which a default notice has been received) consist of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Principal amount of notes payable	$75,000	$125,000
Accrued interest payable	57,616	82,060
	$132,616	$207,060

November 2019 Convertible Note [Member]
Schedule of Convertible Notes Payable

The table below provides a summary of the November 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable	$170,000
Debt discounts, net of amortization of $26,940	(143,060)
Accrued coupon interest	2,701
$29,641

October 2019 Convertible Note [Member]
Schedule of Convertible Notes Payable

The table below provides a summary of the October 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable	$60,000
Debt discounts, net of amortization of $16,490	(47,512)
Accrued coupon interest	1,167
$13,655

August 2019 Convertible Note [Member]
Schedule of Convertible Notes Payable

The table below provides a summary of the August 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable	$55,000
Debt discounts, net of amortization of $27,781	(27,218)
Accrued coupon interest	2,034
$29,816

May 2019 Convertible Note [Member]
Schedule of Convertible Notes Payable

The table below provides a summary of the May 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable after payment of $4,554 of principal	$45,446
Debt discounts, net of amortization of $33,040	(17,181)
Accrued coupon interest	3,108
$31,373

April 2019 Convertible Note [Member]
Schedule of Convertible Notes Payable

The table below provides a summary of the April 2019 Convertible Note as of December 31, 2019.

Principal amount of note payable after payment of $20,000 of principal	$38,500
Debt discounts, net of amortization of $37,762	(10,688)
Accrued coupon interest	4,257
$32,069

SY Corporation [Member]
Summary of Original Convertible Notes Outstanding

Note payable to SY Corporation consists of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Principal amount of note payable	$399,774	$399,774
Accrued interest payable	387,201	363,280
Foreign currency transaction adjustment	(26,760)	3,182
	$760,215	$766,236